Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenues from Contracts with Customers
Revenues from Contracts with Customers

18. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the year ended December 31,
	2020	2021	2022
Revenues from long-term fleet	502,865	541,738	536,334
Revenues from spot fleet	170,412	266,776	378,439
Revenues from vessel management services	812	1,063	852
Total	674,089	809,577	915,625

Management allocates vessel revenues to two categories: a) spot fleet and b) long-term fleet, which reflects its commercial strategy. Specifically, the spot fleet category contains all vessels that have contracts with initial duration of up to three years. The long-term fleet category contains all vessels that have charter party agreements with initial duration of more than three years. Both categories, exclude optional periods.

Until December 31, 2021, the Group presented revenues from charter party agreements with an initial duration of less than five years (excluding optional periods) as revenues from spot time charters. Management believes that the revised presentation, using an initial duration of less than three years, represents more faithfully the Group’s exposure to the spot and short-term market as opposed to the long-term market and better reflects management’s view of the Group’s business, as evolved over the last two years. Comparative figures have been retrospectively adjusted to reflect this change in policy, resulting in the reclassification of $39,978 and $44,538 from Revenues from spot fleet to Revenues from long-term fleet for the years ended December 31, 2020 and 2021, respectively.

The technical management service components of revenue from time charters (Revenues from long-term fleet and Revenues from spot fleet) during the years ended December 31, 2020, 2021 and 2022 were $147,750, $176,087 and $184,191. These figures are not readily quantifiable as the Group’s contracts (under time charter arrangements) do not separate these components. The service component amounts are estimated based on the amounts of the vessel operating expenses for each year, using the “cost plus margin” approach.

Payments received include payments for the service components in these time charter arrangements.